Financial Instruments - Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	$ 3,978	$ 3,639
Proceeds from debt	0	2,019
Repayments of debt	0	(1,645)
Payments of lease principal	(109)	(75)
Additional Leases	77	58
Foreign exchange movements	(5)	4
Other, net	7	(22)
Balance at end of year	3,948	3,978
Notes And Debentures [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	3,772	3,255
Proceeds from debt		999
Repayments of debt		(560)
Payments of lease principal	0
Additional Leases	0
Foreign exchange movements	9	97
Other, net	5	(19)
Balance at end of year	3,786	3,772
Commercial paper / credit facilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	0	0
Proceeds from debt		1,020
Repayments of debt		(1,020)
Payments of lease principal	0
Additional Leases	0
Foreign exchange movements	0
Other, net	0
Balance at end of year	0	0
Derivative Instruments Liabilities (Assets) [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	(100)	62
Repayments of debt		(65)
Payments of lease principal	0
Additional Leases	0
Foreign exchange movements	(9)	(97)
Other, net	10
Balance at end of year	(99)	(100)
Leases Liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	306	322
Payments of lease principal	(109)	(75)
Additional Leases	77	58
Foreign exchange movements	(5)	4
Other, net	(8)	(3)
Balance at end of year	$ 261	$ 306